Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income for the year	R$ 2,118,362	R$ 2,116,368	R$ 1,653,684
Other comprehensive income that may be reclassified to the statement of income in subsequent periods
Currency translation adjustment	117	767	56
Loss on financial assets designated at fair value through OCI	(182,567)	(129,503)	(845)
Gain (loss) on cash flow hedge through OCI	(6,952)	3,434	253
Income tax and social contribution	64,437	42,863	201
Comprehensive income for the year	R$ 1,993,397	R$ 2,033,929	R$ 1,653,349